FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value level 3 reconciliation assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Beginning Balance	€ 106,315	€ 93,100
Ending Balance	127,207	106,315
Level 3
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Beginning Balance	16,191
Addition		17,042
Changes from fair value remeasurement		(851)
Ending Balance		16,191
Level 3 | Group14 shares
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Beginning Balance	8,478
Addition		6,234
Changes from fair value remeasurement		2,244
Ending Balance		8,478
Level 3 | XJ Harbour price protection cap derivative
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Beginning Balance	€ 7,713
Addition		10,808
Changes from fair value remeasurement		(3,095)
Ending Balance		€ 7,713